Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 8,939,989	$ 8,153,546	$ 5,712,480
Costs of services	3,014,119	2,840,112	1,502,255
Gross profit	5,925,870	5,313,434	4,210,225
Operating costs and expenses:
Selling expenses	1,366,760	1,537,006	1,018,894
General and administrative	8,739,049	11,201,445	10,210,960
Total operating costs and expenses	10,105,809	12,738,451	11,229,854
Loss from operations	(4,179,939)	(7,425,017)	(7,019,629)
Other (income) expenses:
Other income	(1,619,373)	(495,276)	(186,137)
Interest income	(37,337)	(22,731)	(53,089)
Foreign exchange gain			(5)
Total other (income) expenses	(1,656,710)	(518,007)	(239,231)
Loss before provision for income taxes	(2,523,229)	(6,907,010)	(6,780,398)
Current income tax expense	910	18,186	11,590
Deferred income tax expense (recovery)	2,474	(354,012)	277,874
Income taxes expense (recovery)	3,384	(335,826)	289,464
Net loss	(2,526,613)	(6,571,184)	(7,069,862)
Net loss attributable to non-controlling interest	(97,492)	(581,061)	(410,421)
Net loss attributable to common stockholders	(2,429,121)	(5,990,123)	(6,659,441)
Unrealized foreign currency translation adjustment	(13,742)	481	(7,345)
Comprehensive loss	$ (2,540,355)	$ (6,570,703)	$ (7,077,207)
Basic net loss per share (in Dollars per share)	$ (0.16)	$ (0.47)	$ (0.57)
Diluted net loss per share (in Dollars per share)	$ (0.16)	$ (0.47)	$ (0.57)
Weighted average number of ordinary shares-basic (in Shares)	15,486,467	12,637,968	11,655,642
Weighted average number of ordinary shares-diluted (in Shares)	15,486,467	12,637,968	11,655,642